K. Agreements	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
K. Agreements

Elan Corporation, plc

In May 2002, the Company entered into a collaboration transaction with affiliates of Elan Corporation, plc for the development of the Company's catalytic antioxidant compounds as a treatment for tissue damage from cancer radiation and chemotherapy. Although Elan and the Company terminated this collaboration in January 2003, the Company will pay Elan a royalty on net sales of its catalytic antioxidant products sold, if any, for the prevention and treatment of radiation-induced and chemotherapy-induced tissue damage.